Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	Millions of Euros
	31/12/2025	31/12/2024

Goods for resale	190	194
Raw materials and supplies	936	979
Work in progress and semi-finished goods	1,407	1,478
Finished goods	862	1,059
Allowance for slow-moving and obsolete inventory	(99)	(150)
	3,296	3,560

Schedule of movement in inventory provision

	Millions of Euros
	31/12/2025	31/12/2024	31/12/2023

Balance at 1 January	150	124	85
Net charge for the year	(33)	23	57
Cancellations for the year	(14)	—	(16)
Translation differences	(4)	4	(2)
Balance at 31 December	99	150	124

Schedule of inventory purchase commitments

Millions of Euros
2026	467
2027	427
2028	346
2029	295
2030	5
More than 5 years	10